Schedule of Investments (unaudited) October 31, 2023	BlackRock Future U.S. Themes ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Axon Enterprise Inc.(a)	298	$60,938

Automobiles — 0.2%
Tesla Inc.(a)	42	8,435

Beverages — 0.8%
Coca-Cola Co. (The)	434	24,517
PepsiCo Inc.	77	12,572

		37,089

Broadline Retail — 1.0%
Amazon.com Inc.(a)	153	20,363
Dillard’s Inc., Class A	86	26,699

		47,062

Building Products — 1.7%
Builders FirstSource Inc.(a)	230	24,960
Owens Corning	107	12,130
Trane Technologies PLC	200	38,062

		75,152

Commercial Services & Supplies — 2.4%
Clean Harbors Inc.(a)	168	25,817
Copart Inc.(a)	380	16,538
Republic Services Inc., Class A	182	27,025
Waste Connections Inc.	288	37,296
Waste Management Inc.	25	4,108

		110,784

Construction & Engineering — 1.1%
AECOM	205	15,693
EMCOR Group Inc.	145	29,964
Quanta Services Inc.	17	2,841

		48,498

Construction Materials — 1.3%
Eagle Materials Inc.	101	15,545
Martin Marietta Materials Inc.	27	11,041
Vulcan Materials Co.	163	32,028

		58,614

Consumer Staples Distribution & Retail — 2.2%
BJ’s Wholesale Club Holdings Inc.(a)	77	5,245
Costco Wholesale Corp.	59	32,594
Kroger Co. (The)	694	31,487
Walmart Inc.	189	30,885

		100,211

Distributors — 0.4%
Genuine Parts Co.	61	7,860
LKQ Corp.	278	12,210

		20,070

Electrical Equipment — 1.0%
AMETEK Inc.	186	26,183
Hubbell Inc., Class B	65	17,557

		43,740

Electronic Equipment, Instruments & Components — 3.7%
Amphenol Corp., Class A	1,050	84,577
Arrow Electronics Inc.(a)	121	13,723
CDW Corp./DE	5	1,002
Jabil Inc.	515	63,242
Keysight Technologies Inc.(a)	59	7,201

		169,745

Energy Equipment & Services — 0.7%
Baker Hughes Co., Class A	622	21,409

Security	Shares	Value

Energy Equipment & Services (continued)
ChampionX Corp.	277	$8,532

		29,941

Financial Services — 7.5%
Berkshire Hathaway Inc., Class B(a)	469	160,084
Fiserv Inc.(a)	613	69,729
Mastercard Inc., Class A	299	112,528

		342,341

Food Products — 0.6%
Hershey Co. (The)	69	12,927
JM Smucker Co. (The)	7	797
Kellogg Co.	192	9,690
Lamb Weston Holdings Inc.	50	4,490
WK Kellogg Co.(a)	48	481

		28,385

Ground Transportation — 1.1%
JB Hunt Transport Services Inc.	16	2,750
Old Dominion Freight Line Inc.	121	45,576

		48,326

Health Care Equipment & Supplies — 6.1%
Align Technology Inc.(a)	100	18,459
Becton Dickinson and Co.	11	2,781
Boston Scientific Corp.(a)	1,888	96,647
Cooper Companies Inc. (The)	11	3,429
Edwards Lifesciences Corp.(a)	16	1,019
Masimo Corp.(a)	60	4,868
Penumbra Inc.(a)	186	35,554
Stryker Corp.	342	92,415
Zimmer Biomet Holdings Inc.	190	19,838

		275,010

Health Care Providers & Services — 5.0%
Cardinal Health Inc.	11	1,001
Encompass Health Corp.	397	24,836
HCA Healthcare Inc.	261	59,023
Humana Inc.	18	9,426
McKesson Corp.	27	12,295
Tenet Healthcare Corp.(a)	458	24,595
UnitedHealth Group Inc.	180	96,401

		227,577

Hotels, Restaurants & Leisure — 4.2%
Boyd Gaming Corp.	75	4,144
Chipotle Mexican Grill Inc., Class A(a)	1	1,942
Darden Restaurants Inc.	49	7,131
Hilton Worldwide Holdings Inc.	105	15,911
Marriott International Inc., Class A	67	12,633
McDonald’s Corp.	548	143,669
Starbucks Corp.	20	1,845
Yum! Brands Inc.	36	4,351

		191,626

Household Durables — 1.5%
DR Horton Inc.	57	5,951
PulteGroup Inc.	569	41,872
Taylor Morrison Home Corp., Class A(a)	493	18,892

		66,715

Household Products — 0.4%
Procter & Gamble Co. (The)	133	19,954

Insurance — 1.1%
Arch Capital Group Ltd.(a)	434	37,619
Marsh & McLennan Companies Inc.	55	10,431

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Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Future U.S. Themes ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Progressive Corp. (The)	25	$3,952

		52,002

Interactive Media & Services — 1.2%
Meta Platforms Inc, Class A(a)	186	56,036

IT Services — 0.8%
Accenture PLC, Class A	129	38,325

Machinery — 0.7%
Lincoln Electric Holdings Inc.	173	30,240

Marine Transportation — 0.2%
Matson Inc.	86	7,486

Metals & Mining — 0.7%
Commercial Metals Co.	71	3,003
Nucor Corp.	98	14,483
Reliance Steel & Aluminum Co.	13	3,307
Steel Dynamics Inc.	102	10,864

		31,657

Oil, Gas & Consumable Fuels — 8.0%
Chevron Corp.	638	92,976
Chord Energy Corp.	19	3,141
Civitas Resources Inc.	38	2,866
ConocoPhillips	260	30,888
Denbury Inc.(a)	46	4,089
Devon Energy Corp.	47	2,189
Diamondback Energy Inc.	114	18,276
EOG Resources Inc.	38	4,798
EQT Corp.	781	33,099
Exxon Mobil Corp.	449	47,527
Hess Corp.	71	10,252
Matador Resources Co.	445	27,452
Murphy Oil Corp.	53	2,378
Occidental Petroleum Corp.	510	31,523
PBF Energy Inc., Class A	129	6,131
Pioneer Natural Resources Co.	49	11,711
Range Resources Corp.	300	10,752
Targa Resources Corp.	273	22,826

		362,874

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	47	2,410

Professional Services — 3.5%
Automatic Data Processing Inc.	60	13,093
Booz Allen Hamilton Holding Corp., Class A	347	41,616
CACI International Inc., Class A(a)	21	6,820
FTI Consulting Inc.(a)	62	13,160
Paychex Inc.	60	6,663
SS&C Technologies Holdings Inc.	1,279	64,270
Verisk Analytics Inc., Class A	54	12,277

		157,899

Semiconductors & Semiconductor Equipment — 7.9%
Broadcom Inc.	154	129,571
Nvidia Corp.	525	214,095
ON Semiconductor Corp.(a)	18	1,127
Texas Instruments Inc.	85	12,071

		356,864

Software — 15.4%
Adobe Inc.(a)	184	97,899
Cadence Design Systems Inc.(a)	352	84,428
Check Point Software Technologies Ltd.(a)	628	84,309

Security	Shares	Value

Software (continued)
Crowdstrike Holdings Inc., Class A(a)	70	$12,374
Fortinet Inc.(a)	783	44,764
Microsoft Corp.	535	180,889
Oracle Corp.	803	83,030
Palo Alto Networks Inc.(a)	209	50,791
Salesforce Inc.(a)	17	3,414
Synopsys Inc.(a)	75	35,208
Tenable Holdings Inc.(a)	529	22,276

		699,382

Specialty Retail — 5.2%
AutoNation Inc.(a)	72	9,366
AutoZone Inc.(a)	3	7,431
Home Depot Inc. (The)	46	13,096
Lowe’s Companies Inc.	276	52,597
Murphy USA Inc.	26	9,430
O’Reilly Automotive Inc.(a)	10	9,304
Penske Automotive Group Inc.(b)	119	17,027
Ross Stores Inc.	39	4,523
TJX Companies Inc. (The)	1,168	102,866
Ulta Beauty Inc.(a)	30	11,439

		237,079

Technology Hardware, Storage & Peripherals — 7.5%
Apple Inc.	1,741	297,310
Dell Technologies Inc., Class C	614	41,083

		338,393

Textiles, Apparel & Luxury Goods — 0.3%
Crocs Inc.(a)	12	1,072
Deckers Outdoor Corp.(a)	11	6,568
Skechers U.S.A. Inc., Class A(a)	114	5,497

		13,137

Tobacco — 0.2%
Philip Morris International Inc.	81	7,222

Trading Companies & Distributors — 2.0%
Fastenal Co.	170	9,918
MSC Industrial Direct Co. Inc., Class A	172	16,297
United Rentals Inc.	66	26,814
WESCO International Inc.	180	23,076
WW Grainger Inc.	19	13,866

		89,971

Total Long-Term Investments — 99.0% (Cost: $4,338,700)		4,491,190

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	17,028	17,035
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	40,000	40,000

Total Short-Term Securities — 1.2% (Cost: $57,027)		57,035

Total Investments — 100.2% (Cost: $4,395,727)		4,548,225

Liabilities in Excess of Other Assets — (0.2)%		(10,370)

Net Assets — 100.0%		$4,537,855

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

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Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Future U.S. Themes ETF

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$220,766	$—		$(203,742	)(a)	$19	$(8)	$17,035	17,028	$49	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	0	(a)	—		—	—	40,000	40,000	563		—

						$19	$(8)	$57,035		$612		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	2	12/15/23	$42	$(2,990)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,491,190	$—	$—	$4,491,190

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Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Future U.S. Themes ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$57,035	$—	$—	$57,035

	$4,548,225	$—	$—	$4,548,225

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,990)	$—	$—	$(2,990)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

4